Shareholder Report	11 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Advisors' Inner Circle Fund II
Entity Central Index Key		0000890540
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000246700
Shareholder Report [Line Items]
Fund Name	CastleArk Large Growth ETF
Class Name	CastleArk Large Growth ETF
Trading Symbol	CARK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CastleArk Large Growth ETF (the "Fund") for the period from December 6, 2023 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.castleark-etfs.com/. You can also request this information by contacting us at 1-866-777-0504.
Additional Information Phone Number	1-866-777-0504
Additional Information Website	https://www.castleark-etfs.com/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
CastleArk Large Growth ETF	$56	0.54%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

For the period December 6, 2023 (inception) through October 31, 2024, the Fund slightly underperformed the Russell 1000 Growth Index (USD) (TR), delivering a cumulative inception to date return of 28.57% (NAV) compared to the benchmark's 30.34%, resulting in a performance variation of -1.77%.

What factors influenced the fund’s performance?

The Information Technology sector contributed positively to relative performance due to strong stock picking. A sizable overweight in Nvidia, the market leader in supplying key technologies for generative artificial intelligence, drove strong performance within the sector. The Fund also benefited from an underweight in the Consumer Staples sector which declined over the stated period, significantly underperforming the Russell 1000 Growth Index (USD) (TR). Positive relative returns in the Health Care sector came from Intuitive Surgical, sparked by a rebound in the company’s robotic surgery procedure growth. Meta Platform, another top contributor, successfully implemented Generative Artificial Intelligence driving increased advertising revenue growth.

Detracting from the Fund’s relative returns was the Health Care sector due to an overweight in an underperforming sector as well as unfavorable stock selection. Specifically, Dexcom led the detractors as growing competition in the constant glucose monitoring market negatively impacted the company’s outlook.

How is the fund positioned?

The Fund’s investment strategy concentrates on companies with dominant market positions, manifested in high and durable free cash flow margins. Notably, Generative AI is impacting capital investment decisions throughout the economy, as diverse industries look to improve efficiencies with this nascent technology.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CastleArk Large Growth ETF - $12857	Russell 1000 Index (USD)* - $12657	Russell 1000 Growth Index (USD) (TR) - $13034
Dec/23	$10000	$10000	$10000
Oct/24	$12857	$12657	$13034

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
CastleArk Large Growth ETF	28.57%
Russell 1000 Index (USD)*	26.57%
Russell 1000 Growth Index (USD) (TR)	30.34%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 334,388,792	$ 334,388,792
Holdings Count | Holding	27	27
Advisory Fees Paid, Amount	$ 1,629,193
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$334,388,792	27	$1,629,193	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	2.1%
Industrials	3.6%
Health Care	9.5%
Consumer Discretionary	11.6%
Communication Services	13.0%
Financials	13.6%
Information Technology	46.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	12.9%
Microsoft	11.8%
Apple	9.0%
Amazon.com	7.2%
Alphabet, Cl A	5.8%
Meta Platforms, Cl A	4.8%
Mastercard, Cl A	4.6%
Blackstone	4.3%
ServiceNow	3.8%
Eli Lilly	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-0504
Updated Prospectus Web Address	https://www.castleark-etfs.com/